Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss		$ (55,251,547)	$ (4,489,198)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation		1,308,784	293,837
Depreciation and amortization	[2]	2,350,640	1,574,913
Deferred income taxes		(1,284,166)	105,650
(Gain) loss on foreign exchange transactions		(135,625)	166,174
Provision for doubtful accounts		(1,509,486)	(39,108)
Impairment loss		28,246,010
Revaluation adjustment on contingent liabilities		13,838,197
Amortization of debt discount			140,837
Interest expense on lease liabilities		491,336	131,291
Changes in operating assets and liabilities
Accounts receivable		1,161,349	(30,554)
Other receivable		(19,138)	(66,000)
Prepaid expenses and other current assets		1,489,459	(1,927,176)
Inventory		(545,449)	20,013
Accounts payable		(107,372)	256,562
Accrued expenses and other current liabilities		751,442	254,080
Deferred revenue		996,324	1,015,200
Current tax provision		220,570	(257,953)
Income tax payable		(237,759)
Other non-current liabilities			(217,291)
Total Adjustments		47,015,116	1,420,475
Net cash used in operations		(8,236,431)	(3,068,723)
CASH FLOWS FROM INVESTING ACTIVITIES:
Internally developed software		(743,995)	(804,314)
Acquisitions		(8,843,458)
Purchase of equipment		(222,680)	(77,797)
Acquisition of intangible		(279,356)
Net cash used in investing activities:		(10,089,489)	(882,111)
CASH FLOWS FROM FINANCING ACTIVITIES:
Amount due to/from related party, net		(221,842)	(154,345)
Proceeds from derivative liability, net		(250,000)
Advance received for share issuances			953,087
Proceeds from IPO, net		17,308,453
Proceeds from convertible debt, net of issuance costs		4,184,964
Proceeds from equity issuances		2,701,215	3,127,442
Issuance from convertible debt		(509,311)
Lease liabilities		(957,430)	(758,522)
Proceeds from Loan		972,593
Repayment of Loan		(1,285,181)	(71,967)
Net cash provided by financing activities		21,943,461	3,095,695
Increase (decrease) in cash and cash equivalents during the year		3,617,541	(855,139)
Foreign exchange impact on cash		318,090	366,926
Cash and cash equivalents, beginning of year		1,784,938	2,273,151
CASH AND CASH EQUIVALENTS, END OF THE YEAR		5,720,569	1,784,938
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for interest		847,520	202,176
Non-Cash Investing and Financing Activities
Fair value of shares issued in satisfaction of a liability		350,000
Fair value of shares issued for the acquisition of entities		35,098,001
Fair value of shares issued for conversion of convertible notes		$ 7,829,607	$ 293,837

[1]	Restatement details in Note 2
[2]	Consists of $577,998 (2021-$426,740) of Education segment depreciation and amortization which is included in cost of revenue and $667,217 (2021-$0) which is included in operating expenses in the accompanying statements of operations